Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Registrant Name	The Goodyear Tire & Rubber Company
Entity Incorporation, State or Country Code	OH
Entity File Number	1-1927
Entity Tax Identification Number	34-0253240
Entity Address, Address Line One	200 Innovation Way
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44316-0001
City Area Code	330
Local Phone Number	796-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Without Par Value
Trading Symbol	GT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000042582